Reportable segments - Reconciliation of Segment Operating Income (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Reportable segments
Loss from operations	$ (1,183,342)	$ (611,127)	$ (1,144,863)	$ (1,248,272)
Interest expense	(349,695)	(79,860)	(359,005)	(127,262)
Other income	2	3	2	19,619
Change in fair value of financial instruments	548,100	88,008	548,100	114,077
Initial in fair value on financial instruments	(1,618,234)		(1,618,234)
Total other expenses (income)	(1,419,827)	8,151	(1,429,137)	6,434
Loss from operations before income taxes	(2,603,169)	(602,976)	(2,574,000)	(1,241,838)
(Provision for) benefit from income tax	2,241,208	174,395	2,241,208	357,238
Net loss	$ (361,961)	$ (428,581)	$ (332,792)	$ (884,600)